PARENT COMPANY DISCLOSURES (Details) - Company Income Statement - Parent Company [Member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Net interest (expense) income		£ (173)	£ (121)	£ 66
Other income		4,524	2,792	3,618
Total income		4,351	2,671	3,684
Operating expenses		(246)	(255)	(221)
Trading surplus		4,105	2,416	3,463
Impairment		(3)
Profit on ordinary activities before tax		4,102	2,416	3,463
Tax expense		(80)	(17)	(328)
Profit for the year		4,022	2,399	3,135
Profit attributable to ordinary shareholders		3,589	1,984	2,723
Profit attributable to other equity holders	[1]	£ 433	£ 415	£ 412

[1]	The profit after tax attributable to other equity holders of 433 million (2017: 415 million; 2016: 412 million) is offset in reserves by a tax credit attributable to ordinary shareholders of 82 million (2017: 79 million; 2016: 82 million).